RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Sep. 30, 2018	Dec. 31, 2018
Amounts owed from related parties
Accrued expenses and other current liabilities		¥ 157
Chief Operating Officer | Zhejiang Youzhan Information Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Related party, purchases	¥ 157